THE LAZARD FUNDS, INC.

30 Rockefeller Plaza

New York, New York 10112

June 29, 2020

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Attention: Deborah O'Neal, Esq.

Re:	The Lazard Funds, Inc. (the "Fund") Registration Statement on Form N-1A (File Nos. 811-06312; 33-40682)

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), the Fund hereby certifies that:

(1)	the form of Prospectus that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 139 to the Fund's Registration Statement on Form N-1A; and

(2)	the text of Post-Effective Amendment No. 139 to the Fund's Registration Statement on Form N-1A was filed electronically on June 26, 2020 (Accession No. 0001398344-20-012265).

THE LAZARD FUNDS, INC.

By:	/s/ Shari L. Soloway
Shari L. Soloway
Assistant Secretary